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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Clarium Capital Management, LLC
Address: 1 Letterman Drive, Building C, Suite 400
         San Francisco, CA 94129

Form 13F File Number: 28-11772

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Peter Thiel
Title: President
Phone: (415) 248-5140

Signature, Place, and Date of Signing:


/s/ Peter Thiel                   New York, NY                 November 12, 2010

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:            2
Form 13F Information Table Value Total:       11,989
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                           FORM 13F INFORMATION TABLE

      COLUMN 1        COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6    COLUMN 7           COLUMN 8
-------------------   --------   ---------   --------   --------------------   ----------   --------   -----------------------
                                                                                                           VOTING AUTHORITY
                      TITLE OF                 VALUE    SHRS OR   SH/   PUT/   INVESTMENT     OTHER    -----------------------
   NAME OF ISSUER      CLASS       CUSIP     (x$1000)   PRN AMT   PRN   CALL   DISCRETION    MANAGER     SOLE    SHARED   NONE
-------------------   --------   ---------   --------   -------   ---   ----   ----------   --------   -------   ------   ----
INTEL CORP            COM        458140100        577    30,000   SH           SOLE                     30,000        0      0
SPDR S&P 500 ETF TR   TR UNIT    78462F103     11,412   100,000   SH    PUT    SOLE                    100,000        0      0


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